Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000002879
Account Value [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class AAA
C000002881
Account Value [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class C
C000034312
Account Value [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class I
C000002878
Account Value [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 34,257	$ 27,402	$ 21,697	$ 26,496	$ 20,586	$ 17,386	$ 13,223	$ 13,828	$ 11,351	$ 10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
Philadelphia Gold & Silver Index
Account Value [Line Items]
Account Value	10,000	22,445	20,257	19,121	20,537	22,006	16,179	10,584	12,662	11,643	6,658
NYSE Arca Gold Miners Index
Account Value [Line Items]
Account Value	10,000	18,669	17,104	15,719	17,518	19,655	16,045	11,484	12,706	11,415	7,448
Philadelphia Gold & Silver Index
Account Value [Line Items]
Account Value	10,000	22,445	20,257	19,121	20,537	22,006	16,179	10,584	12,662	11,643	6,658
NYSE Arca Gold Miners Index
Account Value [Line Items]
Account Value	10,000	18,669	17,104	15,719	17,518	19,655	16,045	11,484	12,706	11,415	7,448
Philadelphia Gold & Silver Index
Account Value [Line Items]
Account Value	10,000	22,445	20,257	19,121	20,537	22,006	16,179	10,584	12,662	11,643	6,658
NYSE Arca Gold Miners Index
Account Value [Line Items]
Account Value	10,000	18,669	17,104	15,719	17,518	19,655	16,045	11,484	12,706	11,415	7,448
Philadelphia Gold & Silver Index
Account Value [Line Items]
Account Value	10,000	22,445	20,257	19,121	20,537	22,006	16,179	10,584	12,662	11,643	6,658
NYSE Arca Gold Miners Index
Account Value [Line Items]
Account Value	$ 10,000	$ 18,669	$ 17,104	$ 15,719	$ 17,518	$ 19,655	$ 16,045	$ 11,484	$ 12,706	$ 11,415	$ 7,448